Depreciation, Amortization, and Impairment - Schedule of Impairment losses (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($) item	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (91)	$ (814,879)	$ (728)
Total	$ (814,879)
Number of cash generating units | item	2
Intangible assets other than goodwill [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets		(38,849)
Intangible assets other than goodwill [member] | Systems [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (31,426)
Intangible assets other than goodwill [member] | Projects [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(3,098)
Intangible assets other than goodwill [member] | Systems And Software [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(4,325)
Intangibles Generated in Business Combinations [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets		(113,911)
Intangibles Generated in Business Combinations [Member] | Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(113,138)
Intangibles Generated in Business Combinations [Member] | ITA CORPBANCA COLOMBIA
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(773)
Goodwill [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets		(651,825)
Goodwill [member] | Chile [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(412,356)
Goodwill [member] | Colombia [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(239,469)
Nonfinancial assets property plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(91)	(10,294)	(728)
Total	(91)	$ (814,879)	$ (728)
Nonfinancial assets property plant and equipment [member] | Fixed assets [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(867)
Nonfinancial assets property plant and equipment [member] | ATM Equipment [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(24)
Non Financial Assets Goodwill and Intangibles [Member] | Improvements Lease Properties [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (9,403)